Financial risk management - Net debt reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Net debt reconciliation
Net debt as at the beginning of the period	$ 126,029
Cash flows	106,238
Foreign Exchange Adjustments	(2,921)
Other non-cash movements	(4,371)
Net debt as at the end of the period	224,975
Cash and cash equivalents
Net debt reconciliation
Net debt as at the beginning of the period	(915,576)
Cash flows	(103,413)
Foreign Exchange Adjustments	(48)
Net debt as at the end of the period	(1,019,037)
Financial investments
Net debt reconciliation
Net debt as at the beginning of the period	(119,498)
Cash flows	(65,661)
Other non-cash movements	(21,388)
Net debt as at the end of the period	(206,547)
Derivative financial instruments
Net debt reconciliation
Net debt as at the beginning of the period	16,718
Cash flows	39,006
Other non-cash movements	(52,464)
Net debt as at the end of the period	3,260
Loans and financing
Net debt reconciliation
Net debt as at the beginning of the period	1,144,385
Cash flows	236,306
Foreign Exchange Adjustments	(2,873)
Other non-cash movements	69,481
Net debt as at the end of the period	$ 1,447,299